Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	—	90,072	13,843
Capital contribution from redeemable noncontrolling interests	90,000	—	—
Net (losses)/income attributable to redeemable noncontrolling interests	(34)	922	142
Accretion on redeemable noncontrolling interests	106	5,725	880
Balance as of December 31	90,072	96,719	14,865